Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD INSTITUTIONAL INDEX FUNDS
Document Created Date	dei_DocumentCreationDate	Jun. 28, 2024